SECURITIES BORROWED, LOANED AND SUBJECT TO REPURCHASE AGREEMENTS - Repurchase Agreements (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets Sold under Agreements to Repurchase
Repurchase agreements	$ 305,597	$ 338,564
Securities lending agreements	33,029	24,689
Total	338,626	363,253
U.S. Treasury and federal agency securities
Assets Sold under Agreements to Repurchase
Repurchase agreements	85,861	112,437
Securities lending agreements	90	0
Total	85,951	112,437
State and municipal
Assets Sold under Agreements to Repurchase
Repurchase agreements	1,053	664
Securities lending agreements	0	2
Total	1,053	666
Foreign government
Assets Sold under Agreements to Repurchase
Repurchase agreements	133,352	130,017
Securities lending agreements	212	194
Total	133,564	130,211
Corporate bonds
Assets Sold under Agreements to Repurchase
Repurchase agreements	20,398	20,149
Securities lending agreements	152	78
Total	20,550	20,227
Equity securities
Assets Sold under Agreements to Repurchase
Repurchase agreements	25,653	21,497
Securities lending agreements	32,517	24,149
Total	58,170	45,646
Mortgage-backed securities
Assets Sold under Agreements to Repurchase
Repurchase agreements	33,573	45,566
Securities lending agreements	0	0
Total	33,573	45,566
Asset-backed securities
Assets Sold under Agreements to Repurchase
Repurchase agreements	1,681	3,307
Securities lending agreements	0	0
Total	1,681	3,307
Other debt securities
Assets Sold under Agreements to Repurchase
Repurchase agreements	4,026	4,927
Securities lending agreements	58	266
Total	4,084	5,193
Open and overnight
Assets Sold under Agreements to Repurchase
Repurchase agreements	127,679	160,754
Securities lending agreements	23,387	17,038
Total	151,066	177,792
Up to 30 days
Assets Sold under Agreements to Repurchase
Repurchase agreements	93,257	98,226
Securities lending agreements	6	3
Total	93,263	98,229
31–90 days
Assets Sold under Agreements to Repurchase
Repurchase agreements	32,908	41,679
Securities lending agreements	1,392	2,770
Total	34,300	44,449
Greater than 90 days
Assets Sold under Agreements to Repurchase
Repurchase agreements	51,753	37,905
Securities lending agreements	8,244	4,878
Total	$ 59,997	$ 42,783